New accounting requirements	12 Months Ended
Dec. 31, 2024
Disclosure of voluntary change in accounting policy [abstract]
New accounting requirements

4. New accounting requirements
Amendments to IFRS accounting standards applicable
from 1 January 2024
GSK has adopted the following amendments to IFRS
accounting standards, with no material impact to the Group in the year ended 31 December 2024:
–Classification of Liabilities as Current or Non-current and
Non-current Liabilities with Covenants - Amendments to IAS
1.
–Supplier Finance Arrangements - Amendments to IAS 7 and
IFRS 7.
–Lease Liability in a Sale and Leaseback - Amendments to
IFRS 16.
New IFRS accounting standards and amendments
issued but not yet effective
Certain amendments to IFRS accounting standards and
interpretations have been published that are not mandatory for the 31 December 2024 reporting period and have not been
early adopted by the Group. The amendments and
interpretations that are not expected to have a material impact on the results or financial position of the Group in future
reporting periods are:
–Lack of Exchangeability - Amendments to IAS 21 (effective
from 1 January 2025, endorsed by the UKEB).
–Classification and Measurement of Financial Instruments -
Amendments to IFRS 9 and IFRS 7 (effective from 1 January
2026, not yet endorsed by the UKEB).
–IFRS 19 Subsidiaries without Public Accountability:
Disclosures (effective from 1 January 2027, not yet endorsed by the UKEB).
–Contracts Referencing Nature-dependent Electricity -
Amendments to IFRS 9 and IFRS 7 (effective from 1 January
2026, not yet endorsed by the UKEB).
IFRS 18 Presentation and Disclosure in Financial Statements
was issued by the IASB on 9 April 2024 and introduces new
presentation and disclosure requirements, particularly for the
Income statement.
Furthermore the new accounting standard provides enhanced
principles on aggregation and disaggregation of information
and introduces new disclosures for Management Performance
Measures.
The requirements are effective for periods beginning on or after
1 January 2027 and are not yet endorsed by the UKEB.
GSK is assessing the impact of adopting the new requirements introduced by IFRS 18, and will adopt the standard for the
reporting period ending 31 December 2027, subject to
endorsement in the UK.